35 Expenses by nature and function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	R$ (1,687,700)
Nature [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(52,180,060)	R$ (49,718,760)	R$ (40,093,624)
Nature [Member] | Raw materials other inputs [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(37,380,310)	(38,889,949)	(29,364,996)
Nature [Member] | Personnel expenses [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(3,004,762)	(2,412,118)	(2,173,640)
Nature [Member] | Outsourced services [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(3,242,373)	(2,306,048)	(2,120,001)
Nature [Member] | Depreciation, amortization and depletion [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(3,632,265)	(2,990,577)	(2,928,855)
Nature [Member] | Freights [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,204,453)	(2,275,375)	(2,058,574)
Nature [Member] | Costs of idle industrial plants [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	309,742	138,242	67,593
Nature [Member] | Provision - geological event in Alagoas [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(3,383,067)
Nature [Member] | PIS and COFINS credits - exclusion of ICMS from the calculation basis [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	1,904,206
Nature [Member] | Other income [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	927,294	706,451	(1,004,489)
Nature [Member] | Leniency Agreement [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(375,476)
Function [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(52,180,060)	(49,718,760)	(40,093,624)
Function [Member] | Other income [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	2,408,434	1,027,222	(314,934)
Function [Member] | Cost of products sold [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(45,879,118)	(46,576,657)	(36,177,408)
Function [Member] | Selling and distribution [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(1,783,455)	(1,689,179)	(1,446,153)
Function [Member] | (Loss) reversals for impairment of trade accounts receivable [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(7,069)	(87,008)	13,455
Function [Member] | General and administrative [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	(2,224,180)	(1,793,185)	(1,434,272)
Function [Member] | Research and development [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	247,730	219,256	167,456
Function [Member] | Other Expenses [Member]
DisclosureOfExpensesByNatureAndFunctionLineItems [Line Items]
Expenses	R$ (4,446,942)	R$ 554,713	R$ (1,169,814)